Nature of Operations and Summary of Significant Accounting Policies - Property and Equipment, Goodwill and Impairment of Long-Lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Goodwill impairment loss	$ 0	$ 0
Impairment of long-lived assets	$ 0	$ 0
Minimum | Computer equipment and hardware
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum | Computer equipment and hardware
Property, Plant and Equipment [Line Items]
Useful life	5 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	7 years